Note 2 - Cash, Cash Equivalents and Short Term Investments - Schedule of Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Total cash and cash equivalents	€ 17,203	€ 20,004	€ 18,554	€ 21,989
Short term investments
Total cash and cash equivalent and short term investments	€ 17,203	€ 20,004